Cover	Dec. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42995
Entity Registrant Name	PROCAP FINANCIAL, INC.
Entity Central Index Key	0002076163
Entity Tax Identification Number	39-2767031
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Lexington Avenue
Entity Address, Address Line Two	Floor 2
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	305
Local Phone Number	938-0912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BRR
Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BRRWW